LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases
SCHEDULE OF OPERATING AND FINANCE LEASE RIGHT-OF-USE ASSETS

The Company had entered into an operating lease agreement for factories located in Taiwan, and two financing leases agreements for vehicles.

	As of December 31,
	2024	2025
Operating lease right-of-use assets, net	$59,680	$279,627

Operating lease liabilities, current	59,680	50,084
Operating lease liabilities, non-current	-	229,543
Total operating lease liabilities	$59,680	$279,627

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2024	2025
Weighted average discount rate:
Operating lease	4.51%	5.38%
Weighted average remaining lease term:
Operating lease	12 months	60 months

SCHEDULE OF FUTURE MINIMUM RENT PAYABLE UNDER NON-CANCELABLE OPERATING AND FINANCING LEASES

As of December 31, 2025, the future minimum rent payments under non-cancelable operating and financing leases were:

For the fiscal years ending December 31,	Amount
2026	$63,915
2027	63,915
2028	63,915
2029 and thereafter	127,830
Total lease payments	319,575
Less: imputed interest	(39,948)
Total operating lease liabilities, net of interest	$279,627